Note 4 - Loans (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Loans Receivable with Variable Rates of Interest	$ 104,261	$ 105,251
Loans and Leases Receivable, Related Parties, Ending Balance	923	3,884
Interest Income Forgone on Loans	354	$ 281	$ 383
Minimum Default Loan Limit To Be Considered For Individually Evaluation Of Impaired Financing Receivable	100
Financing Receivable, Modifications, Number of Contracts		0	0
Financing Receivable, Allowance for Credit Loss, Ending Balance	5,264	$ 4,513	$ 4,735	$ 2,334
Financing Receivable, Troubled Debt Restructuring, Commitment to Lend	$ 0
Maximum [Member]
Loan To Value Ratio	0.80
Restructured Loans [Member]
Financing Receivable, Allowance for Credit Loss, Ending Balance	$ 116	0
Paycheck Protection Program Loans [Member ] | Real Estate Loan [Member] | Financial Assets Non Purchased Loans [Member]
Loans and Leases Receivable Business		5,789
Paycheck Protection Program Loans [Member ] | Real Estate Loan [Member] | Financial Assets Non Purchased Loans [Member]
Loans and Leases Receivable Business	$ 80
Consumer Loan [Member] | Maximum [Member]
Loan To Value Ratio	0.80
Commercial Real Estate [Member] | Maximum [Member]
Loan To Value Ratio	0.80
Commercial Real Estate [Member] | Minimum [Member]
Loan To Value Ratio	0.50
Letter of Credit [Member] | Director [Member]
Commitment to Extend Letter of Credit, Maximum Availability	$ 2,275	2,275
Loans and Leases Receivable, Related Parties, Ending Balance	$ 0	$ 0